Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total accounts payable and accrued liabilities - related parties	$ 5,529,306	$ 3,156,258
Total accounts payable and accrued liabilities	8,034,845	3,479,158
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts payable and accrued liabilities - related parties	$ 2,505,539	322,900	$ 295,510
Accrued liabilities		95,750	238,510
Accrued director fees		117,150	57,000
Accrued bonuses		110,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts payable and accrued liabilities - related parties		1,941,068	309,373
Total accounts payable and accrued liabilities		3,156,258	367,145
Accrued interest payable		$ 1,215,190	$ 57,772